Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000919160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2011
Renminbi Yuan & Bond Fund (Prospectus Summary) | Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GARBX